Related parties - Summary of Compensation to Key Management Personnel (Detail) - EUR (€)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of transactions between related parties [abstract]
Short term employee benefits	€ 5,291,290	€ 4,467,603	€ 3,461,860
Post employee benefits	263,873	189,996	148,678
Share-based payments	9,012,222	6,252,492	6,524,726
Total	€ 14,567,385	€ 10,910,091	€ 10,135,264